EARNINGS PER SHARE (EPS) (Tables)	12 Months Ended
Dec. 31, 2024
EARNINGS PER SHARE (EPS)
Schedule of basic and diluted earnings per share

Basic

	2024*
	Common	Preferred	Total

	(in thousands, except share and per share data)
Basic numerator
Allocated net income available to common and preferred shareholders	1,574,058	2,992,259	4,566,317
Basic denominator
Weighted-average outstanding shares, after deducting the average treasury shares (Refer to Note 23 for number of shares)	720,527,899	1,369,712,176

Earnings per share (in R$) — Basic	2.18	2.18

	2023**
	Common	Preferred	Total

	(in thousands, except share and per share data)
Basic numerator
Allocated net income available to common and preferred shareholders	2,576,016	4,925,549	7,501,565
Basic denominator
Weighted-average outstanding shares, after deducting the average treasury shares (Refer to Note 23 for number of shares)	720,631,731	1,377,906,016

Earnings per share (in R$) — Basic	3.57	3.57

	2022**
	Common	Preferred	Total

	(in thousands, except share and per share data)
Basic numerator
Allocated net income available to common and preferred shareholders	3,866,044	7,559,468	11,425,512
Basic denominator
Weighted-average outstanding shares, after deducting the average tresuary shares	720,631,731	1,409,087,063

Earnings per share (in R$) — Basic	5.36	5.36

*   Adjusted retrospectively to take into account the effect of the increase in share capital with the issuance of Common Shares and Preferred Shares as a bonus, in the proportion of one new share for every twenty shares of the same type, as detailed in Note 23.

**  Adjusted retrospectively to take into account the effects of the increase in share capital with the issuance of Common Shares and Preferred Shares as a bonus, in the proportion of one new share for every five shares and one new share for every twenty shares of the same type, as detailed in Note 23.

Diluted

	2024*	2023**	2022**
Diluted numerator
Allocated net income available to Common and Preferred shareholders
Net income allocated to preferred shareholders	2,992,259	4,925,549	7,559,468
Add:
Adjustment to net income allocated to Preferred Shareholders in respect to the potential increase in number of preferred shares outstanding, as a result of long-term incentive plans of Gerdau.	6,853	13,627	16,937
	2,999,112	4,939,176	7,576,405

Net income allocated to common shareholders	1,574,058	2,576,016	3,866,044
Less:
Adjustment to net income allocated to Preferred Shareholders in respect to the potential increase in number of preferred shares outstanding, as a result of long-term incentive plans of Gerdau.	(6,853)	(13,627)	(16,937)
	1,567,205	2,562,389	3,849,107

Diluted denominator
Outstanding shares
Common Shares	720,527,899	720,527,899	720,631,731
Preferred Shares
Weighted-average number of Preferred Shares outstanding	1,369,712,176	1,377,906,016	1,409,087,063
Potential increase in number of Preferred Shares outstanding in respect of long-term incentive plan of Gerdau	9,139,396	11,159,835	9,371,523
Total	1,378,851,572	1,389,065,851	1,418,458,586

Earnings per share — Diluted (Common and Preferred Shares)	2.18	3.56	5.34

*   Adjusted retrospectively to take into account the effect of the increase in share capital with the issuance of Common Shares and Preferred Shares as a bonus, in the proportion of one new share for every twenty shares of the same type, as detailed in Note 23.

**  Adjusted retrospectively to take into account the effects of the increase in share capital with the issuance of Common Shares and Preferred Shares as a bonus, in the proportion of one new share for every five shares and one new share for every twenty shares of the same type, as detailed in Note 23.